Basis of Presentation (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2015	Jan. 31, 2015
Schedule of Assumptions used for Fair Value of Convertible Promissory Notes [Table Text Block]
	July 31, 2015	January 31 2015
Risk-free interest rate	0.66%	0.61%
Expected life (years)	1.85	2.34
Expected volatility (1)	158.99%	147.42%
Stock price	$4.80	$4.80
Dividend yields	0.00%	0.00%

Revenue from External Customers by Geographic Areas [Table Text Block]
	Three months ended July		Six months ended
		31,		July 31,
	2015	2014	2015	2014

United States	$275,515	$105,862	$454,591	$191,162
Canada	85,528	59,124	165,818	93,638

	$361,043	$164,986	$620,409	$284,800

	2015	2014
United States	$343,769	$394,867
Canada	213,443	244,240
	$557,212	$639,107

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
	July 31, 2015		January 31, 2015
	Equipment	Intangible assets	Equipment	Intangible assets

United States	$11,537	$28,996	$12,688	$14,211
Canada	7,149	29,944	8,453	29,945

	$18,686	$58,940	$21,141	$44,156

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Three months ended July 31,		Six months ended July 31,
	2015	2014	2015	2014
Numerator
Net loss	$(3,139,632)	$(29,033,373)	$(4,949,668)	$(30,267,233)
Denominator
Weighted average common shares outstanding	1,157,826	897,617	1,103,104	876,064

Basic and diluted net loss per share	$(2.71)	$(32.34)	$(4.49)	$(34.55)

Anti-dilutive securities not included in diluted loss per share relating to:
Warrants and options outstanding	3,701,979	3,423,074	3,701,979	3,423,074
Convertible debt	2,392,526	2,496,611	2,392,526	2,496,611
	6,094,505	5,919,685	6,094,505	5,919,685

	2015	2014
Numerator
Net loss	$(21,078,265)	$(4,238,490)
Less: Shareholder dividend – Note 12(i)	-	(239,680)
	$(21,078,265)	$(4,478,170)
Denominator
Weighted average common shares outstanding	903,659	785,463

Basic and diluted net loss per share	$(23.33)	$(5.70)

Anti-dilutive securities not included in diluted loss per share relating to:
Warrants and options outstanding	3,423,399	169,386
Convertible debt	2,449,944	241,284
	5,873,343	410,670